Other Current Assets (Details) - Schedule of other current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Prepaid expenses	$ 48,485	$ 38,948
Prepayment to a supplier for procurement of healthcare products	20,166	3,463,602
Other current assets	$ 68,651	$ 3,502,550